Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases
Note 10:	Leases

a.	Lease Agreements:

The Company's offices and its production facility in Israel are located in a building that the Company leases from its Related party (see Note 24a), in accordance with a sub-lease agreement. The Company subleases approximately 3,000 square meters of laboratory, office and clean rooms space at a monthly rent fee NIS 125 (approximately $40). This sub-lease agreement was amended on October 2021, to extand the priod up to October 2025 which was included in the calculation of the lease liability and RoU asset.

In addition the Company and its subsidiary have lease agreements for 13 vehicles for a the remaining period of one year in average.

b.	Amounts recognized in profit or loss and in the statement of cash flows

	Year ended December 31,
	2022	2021

Interest expense on lease liabilities	102	120
Depreciation expenses relating to short-term leases	537	531
Cash outflow for leases	701	693

The Company was assisted by external third party valuation expert in determining the appropriate interest rate for discounting its leases based on: credit risk, the weighted average term of the leases and other economic variables. A weighted average incremental borrowing in a range of 1% to 6.7% was used to discount future lease payments in the calculation of the lease liability on the date of initial application of the standard (IFRS 16).

c.	Disclosures in respect of Right- of- Use assets:

	Buildings	Motor vehicles	Total
Cost
Balance as of January 1, 2022	2,267	654	2,921
New leases	-	125	125
Adjustments for indexation	74	9	83
Disposals	-	(238)	(238)

Balance as of December 31, 2022	2,341	550	2,891

Accumulated depreciation
Balance as of January 1, 2022	1,028	345	1,373
Depreciation and amortization	314	225	539
Disposals	-	(236)	(236)

Balance as of December 31, 2022	1,342	334	1,676

Depreciated cost
Balance as of December 31, 2022	999	216	1,215

	Buildings	Motor vehicles	Total
Cost
Balance as of January 1, 2021	2,225	512	2,737
New leases	-	162	162
Adjustments for indexation	42	7	49
Disposals	-	(27)	(27)

Balance as of December 31, 2021	2,267	654	2,921

Accumulated depreciation
Balance as of January 1, 2021	698	155	853
Depreciation and amortization	330	201	531
Disposals	-	(11)	(11)

Balance as of December 31, 2021	1,028	345	1,373

Depreciated cost
Balance as of December 31, 2021	1,239	309	1,548

d.	Disclosures of the Company's lease liabilities :

	Buildings	Motor vehicles	Total

Balance as of January 1, 2022	1,691	299	1,990
Repayment of leases liabilities	(477)	(224)	(701)
Effect of changes in exchange rates	(182)	(28)	(210)
New finance lease obligation recognized	-	117	117
Adjustments for indexation	74	9	83
Financial expenses	93	8	101
Disposals-Termination of leases	-	(2)	(2)
Balance as of December 31, 2022	1,199	179	1,378

Current maturities of long-term leases	(399)	(133)	(532)
Lease liability Balance as of December 31, 2022	800	46	846

	Buildings	Motor vehicles	Total

Balance as of January 1, 2021	1,953	354	2,307
Repayment of leases liabilities	(477)	(216)	(693)
Effect of changes in exchange rates	55	13	68
New finance lease obligation recognized	-	155	155
Adjustments for indexation	42	7	49
Financial expenses	118	2	120
Disposals-Termination of leases	-	(16)	(16)
Balance as of December 31, 2021	1,691	299	1,990

Current maturities of long-term leases	(403)	(196)	(599)
Lease liability Balance as of December 31, 2021	1,288	103	1,391